Offerings - Offering: 1	Oct. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	3,322,000
Proposed Maximum Offering Price per Unit	2.62
Maximum Aggregate Offering Price	$ 8,703,640.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,201.97
Offering Note	The ordinary shares, no par value per share (“Ordinary Shares”), of Wearable Devices Ltd. (the “Company”) being registered hereunder are being registered for sale by the selling shareholder named in the prospectus to which this Registration Statement on Form F-3 relates. In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Ordinary Shares registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable as a result of share splits, share dividends, recapitalizations or other similar transactions. The amount registered represents 3,322,000 Ordinary Shares underlying ordinary warrants which were issued by the Company to the selling shareholder pursuant to an Inducement Offer Letter Agreement, dated as of August 6, 2025, by and between the Company and the selling shareholder. The proposed maximum offering price per share is estimated solely for purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act and is based on the average of the high ($2.73) and low ($2.50) sales prices of the Company’s Ordinary Shares as reported on the Nasdaq Capital Market on October 22, 2025. The Company will not receive any proceeds from the sale of Ordinary Shares by the selling shareholder.